UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-04318

The American Funds Income Series
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 29, 2012

Courtney R. Taylor
The American Funds Income Series
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

U.S. Government Securities FundSM

[close-up photo of pillars of a building]

Semi-annual report for the six months ended February 29, 2012

U.S. Government Securities Fund seeks a high level of current income, as well as preservation of capital, by investing primarily in securities guaranteed or sponsored by the United States government.

This fund is one of the 33 American Funds. American Funds is one of the nation’s largest mutual fund families. For more than 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2012 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years
Reflecting 3.75% maximum sales charge	3.59%	4.85%	4.47%

The total annual fund operating expense ratio was 0.61% for Class A shares as of the prospectus dated November 1, 2011.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 22 to 25 for details.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Results for other share classes can be found on page 28.

Fellow investors:

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For the six months ended February 29, 2012, U.S. Government Securities Fund produced a total return of 2.3%. In comparison, the unmanaged Citigroup Treasury/Government Sponsored/Mortgage Index returned 1.9%, the same return as the unmanaged Barclays U.S. Government/Mortgage-Backed Securities Index, the fund’s new benchmark. The fund began using the Barclays index as its benchmark because it better reflects the universe in which the fund invests. The Lipper General U.S. Government Funds Average (a peer group of funds) also returned 2.3%.

Income is a key element of the fund’s total return. The fund provides income in the form of monthly dividends, which totaled 10 cents a share for the six-month period. This amounts to an income return of about 0.7% for investors, who also received a capital gain distribution of 31 cents a share in December.

[Begin Sidebar]
Results at a glance
For periods ended February 29, 2012, with all distributions reinvested

	Total returns	Average annual total returns
				Lifetime
	1 year	5 years	10 years	(since 10/17/85)
U.S. Government Securities Fund
(Class A shares)	8.03%	5.73%	4.74%	6.53%

Barclays U.S. Government/
Mortgage-Backed Securities Index*	7.73	6.30	5.46	7.48

Citigroup Treasury/Government
Sponsored/Mortgage Index*	7.78	6.38	5.52	7.52

Lipper General U.S.
Government Funds Average	8.42	5.58	4.75	6.43

*The indexes are unmanaged and, therefore, have no expenses.
[End Sidebar]

While equity markets have been volatile over the past few years, U.S. Government Securities Fund has proven to be a relatively stable investment, achieving a positive return in each of the past 12 years. As such, it has served its role of helping to diversify and balance investor portfolios.

Bond market overview

Although it showed signs of improvement, the U.S. economy was fairly sluggish going into the period. In response, the Federal Reserve announced new policy actions in September aimed at reducing long-term interest rates in addition to keeping short-term interest rates low for a prolonged period. This helped to steady the U.S. bond market.

As you can see in the chart below, Treasury yields only changed marginally during the period. The 10-year Treasury yield remained close to 2% throughout the half-year. Mortgage-backed securities had positive returns, as they often tend to do when Treasury yields are stable.

The stability of the U.S. bond market occurred in spite of the ongoing sovereign debt crisis in Europe. While European debt could still create risk for the U.S. economy and bond market, conditions in Europe appear to have improved somewhat.

[Begin Sidebar]
Treasury yield curves at the beginning and end of the six-month period

Source: Bloomberg
[begin line chart]
	8/31/2011	2/29/2012

3 Month	0.010	0.076
6 Month	0.041	0.127
2 Year	0.200	0.293
5 Year	0.961	0.859
10 Year	2.223	1.970
30 Year	3.601	3.085
[end line chart]
[End Sidebar]

Inside the portfolio

U.S. Government Securities Fund invests predominantly in debt obligations that are guaranteed or sponsored by the federal government. These include Treasury bonds and notes, the direct debt of federal agencies and a variety of agency mortgage-backed obligations. Throughout the period, the fund’s portfolio counselors adjusted the blend of these securities in response to, and in anticipation of, evolving market conditions. There are no corporate bonds in the portfolio.

We continued to reduce the fund’s holdings in Treasuries while increasing investments in agency mortgages. Mortgages have tended to provide more yield than other government-backed securities and have tended to help portfolios in a stable to gradually rising interest rate environment. In particular, we added to holdings in 30-year mortgage-backed securities with higher coupons because they represented an attractive yield that outweighed the modest risk of prepayment rates increasing. We also added to 15-year mortgage-backed securities with lower coupons because they have an attractive yield relative to Treasuries and are less sensitive to both rising interest rates and spread widening than 30-year mortgages. Both of these examples reflect potential opportunities for the fund.

The summary portfolio, beginning on page 5, offers more complete details of the various government securities and sectors held by the fund as of February 29, 2012.

Looking ahead

Treasury bond yields are low and are likely to rise, but may rise gradually because the Federal Reserve seems unlikely to tighten monetary policy in the near future. If interest rates rise gradually, the fund potentially may benefit because cash flow from coupons can be reinvested at higher rates. If rates rise quickly, the decrease in price of the bonds the fund owns will have a more negative effect on total return.

As always, we continue to carefully monitor the economic and interest rate environment, as well as the ever-growing volume of federal debt, with the goal of anticipating impending changes in the bond markets and thus reducing volatility within the portfolio.

A fundamental component of our investment strategy in U.S. Government Securities Fund always has been to maintain a very high-quality portfolio to serve as a hedge against economic uncertainties that could impact other portions of our fund investors’ individual portfolios. We believe that government securities will retain their valued status for investors as part of a balanced portfolio even if interest rates do eventually trend higher.

We would like to take this opportunity to thank John H. Smet and Paul G. Haaga, Jr., for their years of leadership as officers of U.S. Government Securities Fund. John and Paul stepped down as president and vice chairman of the board, respectively, on December 31, 2011, after many years of service. John remains a trustee of the fund.

We thank you for your continued confidence and support and look forward to reporting to you again in six months.

Cordially,

/s/ Thomas H. Høgh

Thomas H. Høgh
President

April 11, 2012

For current information about the fund, visit americanfunds.com.

[Begin Sidebar]
We are deeply saddened by the loss of Jon B. Lovelace Jr., chairman emeritus and former portfolio counselor of Capital Research and Management Company, and former chairman of The Capital Group Companies, Inc.

Nearly every aspect of the Capital Group bears some stamp of Jon’s leadership and service from 1951 until 2005. He was one of the principal architects of our Multiple Portfolio Counselor System, an early proponent of international investing, the founder of New Perspective Fund and Capital Income Builder, and a standard-bearer of the Capital Group’s mission to serve investors.

Though he never sought the spotlight, his accomplishments in life, work and philanthropy will long be remembered.
[End Sidebar]

[Begin Sidebar]
The fund’s 30-day yield for Class A shares as of March 31, 2012, calculated in accordance with the U.S. Securities and Exchange Commission formula, was 0.91%. The fund’s distribution rate for Class A shares as of that date was 1.56%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.
[End Sidebar]

Summary investment portfolio   February 29, 2012
unaudited

[begin pie chart]
Investment mix by security type	Percent of net assets
Mortgage-backed obligations	57.9%
U.S. Treasury bonds & notes	24.1%
Federal agency bonds & notes	9.4%
Short-term securities & other assets less liabilities	8.6%
[end pie chart]

Breakdown of mortgage-backed obligations		Percent of net assets

30-year pass-throughs:
Fannie Mae	32.6%
Freddie Mac	6.9
Ginnie Mae	3.0	42.5%
15-year pass-throughs		9.8
Other		5.6
Total		57.9%

Quality breakdown*	Percent of net assets

U.S. government obligations†	31.5%
Federal agencies	59.6
Unrated	0.3
Short-term securities & other assets less liabilities	8.6

*Bond ratings which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's, Standard & Poor's and/or Fitch as an indication of an issuer's creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund's investment policies. Securities in the "unrated" category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund's investment policies.

†These securities are guaranteed by the full faith and credit of the United States government.

	Principal		Percent
	amount	Value	of net
Bonds & notes - 91.35%	(000)	(000)	assets
Mortgage-backed obligations - 57.86%
Federal agency mortgage-backed obligations (1) - 57.86%
Fannie Mae:
3.00% 2027 (2)	$464,372	$481,931
3.00% 2027 (2)	165,465	171,256
6.00% 2038	117,660	130,077
6.00% 2038	60,696	66,872
6.00% 2038	45,588	50,226
6.00% 2039	85,024	93,675
6.00% 2039	40,783	44,932
5.00% 2040	41,068	44,386
4.00% 2041	59,250	63,015
4.00% 2041	42,542	44,840
4.50% 2041	82,817	88,372
4.50% 2041	58,454	62,375
4.50% 2041	52,469	55,988
4.50% 2041	44,141	47,768
3.50% 2042 (2)	186,115	192,396
4.00% 2042 (2)	50,510	53,170
4.50% 2042 (2)	117,304	125,057
5.00% 2042 (2)	43,391	46,862
5.50% 2042 (2)	103,045	112,271
6.00% 2042 (2)	95,425	104,997
0%-11.485% 2012-2047 (2) (3)	998,630	1,076,063	44.25%
Freddie Mac:
5.50% 2038	129,446	140,657
5.50% 2039	60,448	65,702
6.00% 2042 (2)	84,160	92,392
0%-11.574% 2014-2042 (2) (3)	287,871	309,335	8.53
Government National Mortgage Assn. 3.00%-10.00% 2019-2058 (2) (3)	259,445	283,740	3.98
Other securities		78,783	1.10
		4,127,138	57.86

U.S. Treasury bonds & notes - 24.12%
U.S. Treasury:
1.00% 2012	84,250	84,378
1.375% 2012	136,235	137,390
1.125% 2013	72,290	73,116
2.125% 2015	52,250	55,276
11.25% 2015	40,340	53,160
2.00% 2016	48,100	50,665
2.125% 2016	58,100	61,503
2.50% 2017	64,000	69,149
3.25% 2017	42,020	46,944
3.50% 2018	50,510	57,485
8.75% 2020	46,950	73,594
3.125% 2021	50,845	56,462
0.125% 2022 (4)	59,999	62,579
4.375% 2039	82,300	103,398
4.625% 2040	70,810	92,475
3.75% 2041	42,325	47,999
4.75% 2041	68,500	91,319
0.125%-8.875% 2012-2041 (4)	446,256	502,988	24.12
		1,719,880	24.12

Federal agency bonds & notes - 9.35%
Federal Home Loan Bank:
0.875% 2012	48,750	48,923
1.75% 2012	57,605	58,054
1.625%-4.125% 2013-2020	61,125	65,244	2.41
Fannie Mae:
0.75% 2013	67,575	68,107
1.00% 2013	75,250	76,079
3.00%-6.125% 2012-2014	14,500	14,816	2.23
Freddie Mac 1.125%-3.00% 2012-2022	119,825	123,284	1.73
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.625% 2014	33,225	34,228	.48
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20%-2.25% 2012	27,500	27,566	.39
Other securities		150,734	2.11
		667,035	9.35

Asset-backed obligations - 0.02%
Other securities		1,765	.02

Total bonds & notes (cost: $6,299,756,000)		6,515,818	91.35

	Principal		Percent
	amount	Value	of net
Short-term securities - 28.92%	(000)	(000)	assets

Freddie Mac 0.04%-0.18% due 3/5-12/18/2012	$734,694	$734,279	10.29%
Fannie Mae 0.04%-0.14% due 3/2-11/14/2012	462,304	462,048	6.48
Federal Home Loan Bank 0.05%-0.15% due 3/23-12/20/2012	419,300	419,064	5.88
U.S. Treasury Bills 0.02%-0.135% due 5/10-8/23/2012	302,000	301,889	4.23
General Electric Co. 0.07% due 3/1/2012	43,300	43,300
General Electric Capital Corp. 0.10% due 3/12/2012	26,300	26,299	.98
Federal Farm Credit Banks 0.09%-0.10% due 4/10-9/6/2012	55,800	55,764	.78
Other securities		19,999	.28

Total short-term securities (cost: $2,062,878,000)		2,062,642	28.92

Total investment securities (cost: $8,362,634,000)		8,578,460	120.27
Other assets less liabilities		(1,445,737)	(20.27)

Net assets		$7,132,723	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $13,681,000, which represented .19% of the net assets of the fund) were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(2) A portion or all of the security purchased on a TBA basis.
(3) Coupon rate may change periodically.
(4) Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation
TBA = To be announced

See Notes to Financials Statements

Financial statements

Statement of assets and liabilities		unaudited
at February 29, 2012	(dollars in thousands)

Assets:
Investment securities, at value (cost: $8,362,634)		$8,578,460
Cash		4,516
Receivables for:
Sales of investments	$647,835
Sales of fund's shares	13,342
Interest	21,698	682,875
		9,265,851
Liabilities:
Payables for:
Purchases of investments	2,108,324
Repurchases of fund's shares	17,817
Dividends on fund's shares	782
Investment advisory services	1,154
Services provided by related parties	4,767
Trustees' deferred compensation	180
Other	104	2,133,128
Net assets at February 29, 2012		$7,132,723

Net assets consist of:
Capital paid in on shares of beneficial interest		$6,834,716
Distributions in excess of net investment income		(12,649)
Undistributed net realized gain		94,830
Net unrealized appreciation		215,826
Net assets at February 29, 2012		$7,132,723

	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (495,251 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$4,199,039	291,554	$14.40
Class B	134,115	9,312	14.40
Class C	536,710	37,266	14.40
Class F-1	183,570	12,746	14.40
Class F-2	64,160	4,455	14.40
Class 529-A	192,996	13,401	14.40
Class 529-B	12,052	837	14.40
Class 529-C	98,252	6,822	14.40
Class 529-E	12,074	838	14.40
Class 529-F-1	11,644	809	14.40
Class R-1	20,499	1,423	14.40
Class R-2	223,374	15,510	14.40
Class R-3	204,589	14,205	14.40
Class R-4	205,045	14,237	14.40
Class R-5	157,646	10,946	14.40
Class R-6	876,958	60,890	14.40

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended February 29, 2012	(dollars in thousands)

Investment income:
Income:
Interest		$57,554

Fees and expenses*:
Investment advisory services	7,226
Distribution services	10,920
Transfer agent services	4,148
Administrative services	770
Reports to shareholders	223
Registration statement and prospectus	173
Trustees' compensation	28
Auditing and legal	60
Custodian	8
Other	209	23,765
Net investment income		33,789

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		159,111
Net unrealized depreciation on investments		(38,919)
Net realized gain and unrealized depreciation on investments		120,192
Net increase in net assets resulting from operations		$153,981

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)
	Six months ended February 29, 2012*	Year ended August 31, 2011
Operations:
Net investment income	$33,789	$125,829
Net realized gain on investments	159,111	215,175
Net unrealized depreciation on investments	(38,919)	(133,199)
Net increase in net assets resulting from operations	153,981	207,805

Dividends and distributions paid or accrued to shareholders from net investment income:
Dividends from net investment income	(46,234)	(137,340)
Distributions from net realized gain on investments	(150,542)	(243,093)
Total dividends and distributions paid or accrued to shareholders	(196,776)	(380,433)

Net capital share transactions	576,380	(1,053,708)

Total increase (decrease) in net assets	533,585	(1,226,336)

Net assets:
Beginning of period	6,599,138	7,825,474
End of period (including distributions in excess of
net investment income: $(12,649) and $(204), respectively)	$7,132,723	$6,599,138

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
           unaudited

1.	Organization

The American Funds Income Series (the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, U.S. Government Securities Fund (the "fund"). The fund seeks a high level of current income, as well as preservation of capital, by investing primarily in securities guaranteed or sponsored by the U.S. government.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Mortgage dollar rolls – The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At February 29, 2012, all of the fund’s investment securities were classified as Level 2.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related securities — Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 29, 2012, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2007 and by state tax authorities for tax years before 2006.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2011, the fund had tax basis undistributed ordinary income of $1,154,000 and undistributed long-term capital gains of $88,952,000.

As of February 29, 2012, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:
  )
(dollars in thousands)
Gross unrealized appreciation on investment securities	$214,476
Gross unrealized depreciation on investment securities	(1,511)
Net unrealized appreciation on investment securities	212,965
Cost of investment securities	8,365,495

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

	Six months ended February 29, 2012			Year ended August 31, 2011
	Ordinary income	Long-term capital gains	Total distributions paid or accrued	Ordinary income	Long-term capital gains	Total distributions paid or accrued
Share class
Class A	$55,026	$64,015	$119,041	$154,747	$80,406	$235,153
Class B	1,382	2,193	3,575	6,042	4,024	10,066
Class C	4,881	8,088	12,969	16,636	11,152	27,788
Class F-1	2,440	2,840	5,280	6,467	3,293	9,760
Class F-2	884	964	1,848	2,228	1,136	3,364
Class 529-A	2,339	2,800	5,139	6,218	3,237	9,455
Class 529-B	113	192	305	523	361	884
Class 529-C	843	1,442	2,285	2,565	1,710	4,275
Class 529-E	124	165	289	362	207	569
Class 529-F-1	151	165	316	405	197	602
Class R-1	186	309	495	568	381	949
Class R-2	2,104	3,415	5,519	6,238	4,080	10,318
Class R-3	2,349	3,156	5,505	6,196	3,507	9,703
Class R-4	2,559	2,988	5,547	5,827	2,916	8,743
Class R-5	2,161	2,299	4,460	4,710	2,225	6,935
Class R-6	11,980	12,223	24,203	28,964	12,905	41,869
Total	$89,522	$107,254	$196,776	$248,696	$131,737	$380,433

6.	Fees and transactions with related poarties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.14% on such assets in excess of $10 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. For the six months ended February 29, 2012, the investment advisory services fee was $7,226,000, which was equivalent to an annualized rate of 0.209% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described on the following page:

Distribution services – The fund has plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of February 29, 2012, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

During the period September 1, 2011, through December 31, 2011, only Class A and B shares were subject to the shareholder services agreement with AFS. During this period, AFS and other third parties were compensated for providing transfer agent services to Class C, F, R and 529 shares through the fees paid by the fund to CRMC under the fund’s administrative services agreement with CRMC as described in the administrative services section on the following page; CRMC paid for any transfer agent services expenses in excess of 0.10% of the respective average daily net assets of each of such share classes.

Effective January 1, 2012, the shareholder services agreement with AFS was modified to include Class C, F, R and 529 shares and payment for transfer agent services for such classes under the administrative services agreement terminated. Under this structure, transfer agent services expenses for some classes may exceed 0.10% of average daily net assets, resulting in an increase in expenses paid by some share classes.

For the six months ended February 29, 2012, the total transfer agent services fee paid under these agreements was $4,148,000, of which $3,659,000 was paid by the fund to AFS and $489,000 was paid by the fund to CRMC through its administrative services agreement with the fund. Amounts paid to CRMC by the fund were then paid by CRMC to AFS and other third parties.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, R and 529 shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

During the period September 1, 2011, through December 31, 2011, the agreement applied only to Class C, F, R and 529 shares. The agreement also required CRMC to arrange for the provision of transfer agent services for such share classes, which paid CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) of their respective average daily net assets. During this period, up to 0.05% of these fees were used to compensate CRMC for performing administrative services; all other amounts paid under this agreement were used to compensate AFS and other third parties for transfer agent services.

Effective January 1, 2012, the administrative services agreement with CRMC was modified to include Class A shares. Under the revised agreement, Class A shares pay an annual fee of 0.01% and Class C, F, R and 529 shares pay an annual fee of 0.05% of their respective average daily net assets to CRMC for administrative services. Fees for transfer agent services are no longer included as part of the administrative services fee paid by the fund to CRMC.

For the six months ended February 29, 2012, total fees paid to CRMC for performing administrative services were $770,000.

529 plan services – Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

Class-specific expenses under the agreements described above for the six months ended February 29, 2012, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$4,954	$2,790	$69	Not applicable
Class B	727	94	Not applicable	Not applicable
Class C	2,597	332	137	Not applicable
Class F-1	228	82	45	Not applicable
Class F-2	Not applicable	28	14	Not applicable
Class 529-A	198	88	46	$91
Class 529-B	64	7	3	7
Class 529-C	464	49	24	47
Class 529-E	26	4	3	5
Class 529-F-1	-	5	3	5
Class R-1	96	11	5	Not applicable
Class R-2	822	367	60	Not applicable
Class R-3	503	175	59	Not applicable
Class R-4	241	80	63	Not applicable
Class R-5	Not applicable	35	38	Not applicable
Class R-6	Not applicable	1	201	Not applicable
Total class-specific expenses	$10,920	$4,148	$770	$155

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $28,000, shown on the accompanying financial statements, includes $29,000 in current fees (either paid in cash or deferred) and a net decrease of $1,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended February 29, 2012
Class A	$791,076	54,311	$116,174	8,061	$(596,857)	(41,109)	$310,393	21,263
Class B	15,373	1,053	3,487	242	(38,108)	(2,621)	(19,248)	(1,326)
Class C	107,278	7,369	12,464	866	(76,477)	(5,262)	43,265	2,973
Class F-1	76,863	5,278	5,243	363	(69,672)	(4,785)	12,434	856
Class F-2	22,922	1,573	1,690	118	(11,179)	(770)	13,433	921
Class 529-A	34,676	2,387	5,150	358	(17,927)	(1,233)	21,899	1,512
Class 529-B	1,400	97	305	21	(3,469)	(239)	(1,764)	(121)
Class 529-C	16,580	1,141	2,288	159	(10,117)	(696)	8,751	604
Class 529-E	3,179	219	290	20	(1,407)	(97)	2,062	142
Class 529-F-1	2,904	201	316	22	(1,698)	(117)	1,522	106
Class R-1	5,536	380	494	34	(2,704)	(186)	3,326	228
Class R-2	53,163	3,653	5,516	383	(44,745)	(3,080)	13,934	956
Class R-3	55,131	3,789	5,509	382	(46,307)	(3,190)	14,333	981
Class R-4	47,210	3,252	5,563	386	(27,369)	(1,885)	25,404	1,753
Class R-5	51,353	3,528	4,473	310	(24,740)	(1,705)	31,086	2,133
Class R-6	115,134	7,963	24,314	1,686	(43,898)	(3,006)	95,550	6,643
Total net increase
(decrease)	$1,399,778	96,194	$193,276	13,411	$(1,016,674)	(69,981)	$576,380	39,624

Year ended August 31, 2011
Class A	$974,577	68,211	$224,958	16,156	$(2,061,431)	(145,385)	$(861,896)	(61,018)
Class B	19,315	1,347	9,560	688	(134,822)	(9,501)	(105,947)	(7,466)
Class C	131,496	9,186	25,842	1,861	(312,685)	(22,102)	(155,347)	(11,055)
Class F-1	73,742	5,199	9,070	651	(112,626)	(7,899)	(29,814)	(2,049)
Class F-2	24,143	1,688	2,973	213	(40,660)	(2,870)	(13,544)	(969)
Class 529-A	46,085	3,236	9,413	676	(55,299)	(3,913)	199	(1)
Class 529-B	2,396	167	882	64	(12,168)	(856)	(8,890)	(625)
Class 529-C	22,263	1,561	4,263	307	(29,679)	(2,093)	(3,153)	(225)
Class 529-E	1,906	134	558	40	(3,695)	(262)	(1,231)	(88)
Class 529-F-1	2,212	156	599	43	(4,082)	(288)	(1,271)	(89)
Class R-1	8,517	595	944	68	(12,216)	(861)	(2,755)	(198)
Class R-2	74,208	5,213	10,280	740	(109,780)	(7,745)	(25,292)	(1,792)
Class R-3	79,205	5,576	9,663	695	(94,540)	(6,671)	(5,672)	(400)
Class R-4	71,616	5,057	8,714	626	(63,626)	(4,483)	16,704	1,200
Class R-5	59,899	4,194	6,920	497	(70,755)	(4,963)	(3,936)	(272)
Class R-6(†)	251,106	17,699	41,815	3,000	(144,784)	(10,135)	148,137	10,564
Total net increase
(decrease)	$1,842,686	129,219	$366,454	26,325	$(3,262,848)	(230,027)	$(1,053,708)	(74,483)

* Includes exchanges between share classes of the fund.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $8,016,487,000 and $7,259,506,000, respectively, during the six months ended February 29, 2012.
Financial highlights

			Income from investment operations(1)			Dividends and distributions
		Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(2)(3)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(3)		Ratio of net income to average net assets(3)

Class A:	Six months ended 2/29/2012(4)(5)	$14.48	$.07	$.26	$.33	$(.10)	$(.31)	$(.41)	$14.40	2.33%	$4,199	.61	%(6)	.61	%(6)	1.06	%(6)
	Year ended 8/31/2011	14.76	.28	.23	.51	(.30)	(.49)	(.79)	14.48	3.73	3,915	.61		.61		1.92
	Year ended 8/31/2010	14.11	.38	.70	1.08	(.39)	(.04)	(.43)	14.76	7.81	4,891	.62		.62		2.66
	Year ended 8/31/2009	13.56	.42	.57	.99	(.44)	-	(.44)	14.11	7.43	4,745	.64		.63		3.05
	Year ended 8/31/2008	13.35	.54	.22	.76	(.55)	-	(.55)	13.56	5.73	2,602	.77		.74		3.95
	Year ended 8/31/2007	13.32	.59	.03	.62	(.59)	-	(.59)	13.35	4.72	1,758	.79		.76		4.38

Class B:	Six months ended 2/29/2012(4)(5)	14.48	.02	.26	.28	(.05)	(.31)	(.36)	14.40	1.95	134	1.35	(6)	1.35	(6)	.32	(6)
	Year ended 8/31/2011	14.76	.17	.23	.40	(.19)	(.49)	(.68)	14.48	2.95	154	1.37		1.37		1.16
	Year ended 8/31/2010	14.11	.27	.70	.97	(.28)	(.04)	(.32)	14.76	7.00	267	1.38		1.38		1.92
	Year ended 8/31/2009	13.56	.32	.57	.89	(.34)	-	(.34)	14.11	6.64	356	1.39		1.38		2.31
	Year ended 8/31/2008	13.35	.44	.22	.66	(.45)	-	(.45)	13.56	4.99	203	1.46		1.44		3.27
	Year ended 8/31/2007	13.32	.49	.03	.52	(.49)	-	(.49)	13.35	3.99	158	1.51		1.47		3.66

Class C:	Six months ended 2/29/2012(4)(5)	14.48	.02	.26	.28	(.05)	(.31)	(.36)	14.40	1.93	537	1.40	(6)	1.40	(6)	.26	(6)
	Year ended 8/31/2011	14.76	.16	.23	.39	(.18)	(.49)	(.67)	14.48	2.90	497	1.42		1.42		1.12
	Year ended 8/31/2010	14.11	.26	.70	.96	(.27)	(.04)	(.31)	14.76	6.95	669	1.43		1.43		1.85
	Year ended 8/31/2009	13.56	.31	.57	.88	(.33)	-	(.33)	14.11	6.59	686	1.43		1.42		2.24
	Year ended 8/31/2008	13.35	.43	.22	.65	(.44)	-	(.44)	13.56	4.95	244	1.50		1.47		3.19
	Year ended 8/31/2007	13.32	.49	.03	.52	(.49)	-	(.49)	13.35	3.94	125	1.55		1.52		3.62

Class F-1:	Six months ended 2/29/2012(4)(5)	14.48	.07	.26	.33	(.10)	(.31)	(.41)	14.40	2.33	184	.61	(6)	.61	(6)	1.06	(6)
	Year ended 8/31/2011	14.76	.27	.23	.50	(.29)	(.49)	(.78)	14.48	3.70	172	.63		.63		1.90
	Year ended 8/31/2010	14.11	.37	.70	1.07	(.38)	(.04)	(.42)	14.76	7.78	206	.65		.65		2.62
	Year ended 8/31/2009	13.56	.42	.57	.99	(.44)	-	(.44)	14.11	7.42	185	.65		.65		3.05
	Year ended 8/31/2008	13.35	.54	.22	.76	(.55)	-	(.55)	13.56	5.79	142	.70		.67		4.01
	Year ended 8/31/2007	13.32	.60	.03	.63	(.60)	-	(.60)	13.35	4.80	99	.72		.69		4.44

Class F-2:	Six months ended 2/29/2012(4)(5)	14.48	.09	.26	.35	(.12)	(.31)	(.43)	14.40	2.46	64	.36	(6)	.36	(6)	1.29	(6)
	Year ended 8/31/2011	14.76	.31	.23	.54	(.33)	(.49)	(.82)	14.48	3.96	51	.38		.38		2.13
	Year ended 8/31/2010	14.11	.41	.70	1.11	(.42)	(.04)	(.46)	14.76	8.06	66	.39		.39		2.86
	Year ended 8/31/2009	13.56	.46	.57	1.03	(.48)	-	(.48)	14.11	7.67	57	.41		.41		3.24
	Period from 8/7/2008 to 8/31/2008(4)	13.48	.03	.08	.11	(.03)	-	(.03)	13.56	.85	1	.03		.03		.25

Class 529-A:	Six months ended 2/29/2012(4)(5)	14.48	.07	.26	.33	(.10)	(.31)	(.41)	14.40	2.29	193	.69	(6)	.69	(6)	.97	(6)
	Year ended 8/31/2011	14.76	.27	.23	.50	(.29)	(.49)	(.78)	14.48	3.64	172	.69		.69		1.84
	Year ended 8/31/2010	14.11	.37	.70	1.07	(.38)	(.04)	(.42)	14.76	7.73	175	.70		.70		2.57
	Year ended 8/31/2009	13.56	.42	.57	.99	(.44)	-	(.44)	14.11	7.37	145	.70		.69		2.99
	Year ended 8/31/2008	13.35	.53	.22	.75	(.54)	-	(.54)	13.56	5.70	68	.79		.76		3.93
	Year ended 8/31/2007	13.32	.58	.03	.61	(.58)	-	(.58)	13.35	4.66	44	.84		.81		4.33

Class 529-B:	Six months ended 2/29/2012(4)(5)	14.48	.01	.26	.27	(.04)	(.31)	(.35)	14.40	1.89	12	1.49	(6)	1.49	(6)	.19	(6)
	Year ended 8/31/2011	14.76	.15	.23	.38	(.17)	(.49)	(.66)	14.48	2.83	14	1.48		1.48		1.04
	Year ended 8/31/2010	14.11	.25	.70	.95	(.26)	(.04)	(.30)	14.76	6.87	23	1.50		1.50		1.79
	Year ended 8/31/2009	13.56	.30	.57	.87	(.32)	-	(.32)	14.11	6.51	25	1.51		1.50		2.19
	Year ended 8/31/2008	13.35	.42	.22	.64	(.43)	-	(.43)	13.56	4.85	16	1.60		1.57		3.14
	Year ended 8/31/2007	13.32	.48	.03	.51	(.48)	-	(.48)	13.35	3.85	13	1.64		1.60		3.53

Class 529-C:	Six months ended 2/29/2012(4)(5)	14.48	.01	.26	.27	(.04)	(.31)	(.35)	14.40	1.90	98	1.47	(6)	1.47	(6)	.20	(6)
	Year ended 8/31/2011	14.76	.15	.23	.38	(.17)	(.49)	(.66)	14.48	2.83	90	1.48		1.48		1.06
	Year ended 8/31/2010	14.11	.25	.70	.95	(.26)	(.04)	(.30)	14.76	6.87	95	1.49		1.49		1.78
	Year ended 8/31/2009	13.56	.31	.57	.88	(.33)	-	(.33)	14.11	6.52	78	1.50		1.49		2.19
	Year ended 8/31/2008	13.35	.42	.22	.64	(.43)	-	(.43)	13.56	4.87	40	1.58		1.55		3.14
	Year ended 8/31/2007	13.32	.48	.03	.51	(.48)	-	(.48)	13.35	3.86	27	1.63		1.60		3.54

Class 529-E:	Six months ended 2/29/2012(4)(5)	$14.48	$.05	$.26	$.31	$(.08)	$(.31)	$(.39)	$14.40	2.16%	$12	.94	%(6)	.94	%(6)	.72	%(6)
	Year ended 8/31/2011	14.76	.23	.23	.46	(.25)	(.49)	(.74)	14.48	3.36	10	.97		.97		1.57
	Year ended 8/31/2010	14.11	.33	.70	1.03	(.34)	(.04)	(.38)	14.76	7.42	12	.98		.98		2.28
	Year ended 8/31/2009	13.56	.38	.57	.95	(.40)	-	(.40)	14.11	7.07	9	.99		.98		2.71
	Year ended 8/31/2008	13.35	.49	.22	.71	(.50)	-	(.50)	13.56	5.40	5	1.07		1.04		3.66
	Year ended 8/31/2007	13.32	.54	.03	.57	(.54)	-	(.54)	13.35	4.38	4	1.12		1.09		4.05

Class 529-F-1:	Six months ended 2/29/2012(4)(5)	14.48	.08	.26	.34	(.11)	(.31)	(.42)	14.40	2.40	12	.47	(6)	.47	(6)	1.19	(6)
	Year ended 8/31/2011	14.76	.30	.23	.53	(.32)	(.49)	(.81)	14.48	3.87	10	.48		.48		2.06
	Year ended 8/31/2010	14.11	.40	.70	1.10	(.41)	(.04)	(.45)	14.76	7.95	12	.49		.49		2.78
	Year ended 8/31/2009	13.56	.45	.57	1.02	(.47)	-	(.47)	14.11	7.59	9	.50		.49		3.21
	Year ended 8/31/2008	13.35	.56	.22	.78	(.57)	-	(.57)	13.56	5.93	5	.57		.54		4.15
	Year ended 8/31/2007	13.32	.61	.03	.64	(.61)	-	(.61)	13.35	4.90	3	.62		.59		4.56

Class R-1:	Six months ended 2/29/2012(4)(5)	14.48	.02	.26	.28	(.05)	(.31)	(.36)	14.40	1.93	20	1.39	(6)	1.39	(6)	.28	(6)
	Year ended 8/31/2011	14.76	.16	.23	.39	(.18)	(.49)	(.67)	14.48	2.91	17	1.41		1.41		1.13
	Year ended 8/31/2010	14.11	.26	.70	.96	(.27)	(.04)	(.31)	14.76	6.94	21	1.44		1.44		1.81
	Year ended 8/31/2009	13.56	.31	.57	.88	(.33)	-	(.33)	14.11	6.57	14	1.45		1.45		2.24
	Year ended 8/31/2008	13.35	.43	.22	.65	(.44)	-	(.44)	13.56	4.89	9	1.56		1.53		3.16
	Year ended 8/31/2007	13.32	.48	.03	.51	(.48)	-	(.48)	13.35	3.89	5	1.65		1.57		3.57

Class R-2:	Six months ended 2/29/2012(4)(5)	14.48	.02	.26	.28	(.05)	(.31)	(.36)	14.40	1.95	223	1.36	(6)	1.36	(6)	.31	(6)
	Year ended 8/31/2011	14.76	.16	.23	.39	(.18)	(.49)	(.67)	14.48	2.91	211	1.41		1.40		1.13
	Year ended 8/31/2010	14.11	.26	.70	.96	(.27)	(.04)	(.31)	14.76	6.95	241	1.45		1.43		1.85
	Year ended 8/31/2009	13.56	.31	.57	.88	(.33)	-	(.33)	14.11	6.58	204	1.49		1.44		2.26
	Year ended 8/31/2008	13.35	.44	.22	.66	(.45)	-	(.45)	13.56	4.97	136	1.61		1.46		3.24
	Year ended 8/31/2007	13.32	.49	.03	.52	(.49)	-	(.49)	13.35	3.98	103	1.73		1.48		3.66

Class R-3:	Six months ended 2/29/2012(4)(5)	14.48	.05	.26	.31	(.08)	(.31)	(.39)	14.40	2.16	205	.96	(6)	.96	(6)	.71	(6)
	Year ended 8/31/2011	14.76	.22	.23	.45	(.24)	(.49)	(.73)	14.48	3.34	191	.98		.98		1.55
	Year ended 8/31/2010	14.11	.32	.70	1.02	(.33)	(.04)	(.37)	14.76	7.39	201	1.01		1.01		2.26
	Year ended 8/31/2009	13.56	.37	.57	.94	(.39)	-	(.39)	14.11	7.02	174	1.03		1.02		2.68
	Year ended 8/31/2008	13.35	.49	.22	.71	(.50)	-	(.50)	13.56	5.40	118	1.07		1.04		3.67
	Year ended 8/31/2007	13.32	.54	.03	.57	(.54)	-	(.54)	13.35	4.39	88	1.11		1.08		4.05

Class R-4:	Six months ended 2/29/2012(4)(5)	14.48	.07	.26	.33	(.10)	(.31)	(.41)	14.40	2.33	205	.62	(6)	.62	(6)	1.04	(6)
	Year ended 8/31/2011	14.76	.27	.23	.50	(.29)	(.49)	(.78)	14.48	3.69	181	.64		.64		1.89
	Year ended 8/31/2010	14.11	.37	.70	1.07	(.38)	(.04)	(.42)	14.76	7.76	167	.67		.67		2.61
	Year ended 8/31/2009	13.56	.42	.57	.99	(.44)	-	(.44)	14.11	7.39	159	.69		.68		3.02
	Year ended 8/31/2008	13.35	.54	.22	.76	(.55)	-	(.55)	13.56	5.77	91	.72		.69		4.02
	Year ended 8/31/2007	13.32	.59	.03	.62	(.59)	-	(.59)	13.35	4.79	75	.72		.69		4.50

Class R-5:	Six months ended 2/29/2012(4)(5)	14.48	.09	.26	.35	(.12)	(.31)	(.43)	14.40	2.48	158	.33	(6)	.33	(6)	1.34	(6)
	Year ended 8/31/2011	14.76	.31	.23	.54	(.33)	(.49)	(.82)	14.48	4.01	128	.34		.34		2.19
	Year ended 8/31/2010	14.11	.41	.70	1.11	(.42)	(.04)	(.46)	14.76	8.09	134	.36		.36		2.86
	Year ended 8/31/2009	13.56	.46	.57	1.03	(.48)	-	(.48)	14.11	7.71	51	.38		.37		3.37
	Year ended 8/31/2008	13.35	.58	.22	.80	(.59)	-	(.59)	13.56	6.10	281	.41		.38		4.26
	Year ended 8/31/2007	13.32	.63	.03	.66	(.63)	-	(.63)	13.35	5.07	68	.45		.41		4.79

Class R-6:	Six months ended 2/29/2012(4)(5)	14.48	.10	.26	.36	(.13)	(.31)	(.44)	14.40	2.50	877	.28	(6)	.28	(6)	1.39	(6)
	Year ended 8/31/2011	14.76	.32	.23	.55	(.34)	(.49)	(.83)	14.48	4.06	786	.29		.29		2.25
	Year ended 8/31/2010	14.11	.42	.70	1.12	(.43)	(.04)	(.47)	14.76	8.14	645	.31		.31		2.94
	Period from 5/1/2009 to 8/31/2009(4)	14.07	.15	.05	.20	(.16)	-	(.16)	14.11	1.41	404	.11		.11		1.10

	Six months ended February 29,	Year ended August 31
	2012(4)(5)	2011	2010	2009	2008	2007

Portfolio turnover rate for all share classes	152%	212%	95%	166%	92%	110%

(1)Based on average shares outstanding.
(2)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(3)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(4)Based on operations for the period shown and, accordingly, is not representative of a full year.
(5)Unaudited.
(6)Annualized.

See Notes to Financial Statements

Expense example
                                unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2011, through February 29, 2012).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9/1/2011	Ending account value 2/29/2012	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,023.35	$3.07	.61%
Class A -- assumed 5% return	1,000.00	1,021.83	3.07	.61
Class B -- actual return	1,000.00	1,019.54	6.78	1.35
Class B -- assumed 5% return	1,000.00	1,018.15	6.77	1.35
Class C -- actual return	1,000.00	1,019.26	7.03	1.40
Class C -- assumed 5% return	1,000.00	1,017.90	7.02	1.40
Class F-1 -- actual return	1,000.00	1,023.32	3.07	.61
Class F-1 -- assumed 5% return	1,000.00	1,021.83	3.07	.61
Class F-2 -- actual return	1,000.00	1,024.61	1.81	.36
Class F-2 -- assumed 5% return	1,000.00	1,023.07	1.81	.36
Class 529-A -- actual return	1,000.00	1,022.93	3.47	.69
Class 529-A -- assumed 5% return	1,000.00	1,021.43	3.47	.69
Class 529-B -- actual return	1,000.00	1,018.87	7.48	1.49
Class 529-B -- assumed 5% return	1,000.00	1,017.45	7.47	1.49
Class 529-C -- actual return	1,000.00	1,018.97	7.38	1.47
Class 529-C -- assumed 5% return	1,000.00	1,017.55	7.37	1.47
Class 529-E -- actual return	1,000.00	1,021.64	4.72	.94
Class 529-E -- assumed 5% return	1,000.00	1,020.19	4.72	.94
Class 529-F-1 -- actual return	1,000.00	1,024.04	2.37	.47
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.53	2.36	.47
Class R-1 -- actual return	1,000.00	1,019.35	6.98	1.39
Class R-1 -- assumed 5% return	1,000.00	1,017.95	6.97	1.39
Class R-2 -- actual return	1,000.00	1,019.47	6.83	1.36
Class R-2 -- assumed 5% return	1,000.00	1,018.10	6.82	1.36
Class R-3 -- actual return	1,000.00	1,021.57	4.83	.96
Class R-3 -- assumed 5% return	1,000.00	1,020.09	4.82	.96
Class R-4 -- actual return	1,000.00	1,023.27	3.12	.62
Class R-4 -- assumed 5% return	1,000.00	1,021.78	3.12	.62
Class R-5 -- actual return	1,000.00	1,024.77	1.66	.33
Class R-5 -- assumed 5% return	1,000.00	1,023.22	1.66	.33
Class R-6 -- actual return	1,000.00	1,025.03	1.41	.28
Class R-6 -- assumed 5% return	1,000.00	1,023.47	1.41	.28

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2012 (the most recent calendar quarter-end):
			10 years/
	1 year	5 years	Life of class1
Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	1.83%	4.54%	4.27%
Not reflecting CDSC	6.83	4.88	4.27

Class C shares
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	5.78	4.83	4.06
Not reflecting CDSC	6.78	4.83	4.06

Class F-1 shares3
Not reflecting annual asset-based fee charged
by sponsoring firm	7.62	5.65	4.87

Class F-2 shares3 — first sold 8/7/08
Not reflecting annual asset-based fee charged
by sponsoring firm	7.88	—	6.22

Class 529-A shares4
Reflecting 3.75% maximum sales charge	3.50	4.78	4.41
Not reflecting maximum sales charge	7.54	5.59	4.81

Class 529-B shares2,4
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	1.69	4.41	4.10
Not reflecting CDSC	6.69	4.75	4.10

Class 529-C shares4
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	5.71	4.76	3.95
Not reflecting CDSC	6.71	4.76	3.95

Class 529-E shares3,4	7.26	5.29	4.50

Class 529-F-1 shares3,4 — first sold 10/11/02
Not reflecting annual asset-based fee charged
by sponsoring firm	7.77	5.81	4.43

1Applicable to Class F-2 and 529-F-1 shares only. All other share classes reflect 10-years results.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 22 to 25 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 29, 2012, portfolio of U.S. Government Securities Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

U.S. Government Securities Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of U.S. Government Securities Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2012, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach

We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. Our portfolio counselors average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

Proven system

Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 60% of 10-year periods and 67% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

1 As of 12/31/11.
2 Based on Class A share results for periods through 12/31/11. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
3 Based on management fees for the 20-year period ended 12/31/11 versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
American Funds Mortgage Fund®
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New YorkSM
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit No. MFGESR-922-0412P

Litho in USA DD/UNL/8085-S28723

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

U.S. Government Securities FundSM
Investment portfolio

February 29, 2012
  unaudited

Bonds & notes — 91.35%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS — 57.86%
Federal agency mortgage-backed obligations1 — 57.86%
Fannie Mae 3.418% 20172	$4,144	$4,454
Fannie Mae 10.50% 2018	669	780
Fannie Mae 5.50% 2023	15,721	17,158
Fannie Mae 6.00% 2024	1,525	1,692
Fannie Mae 3.50% 2025	4,797	5,037
Fannie Mae 3.50% 2025	3,523	3,700
Fannie Mae 3.50% 2025	3,504	3,680
Fannie Mae 3.50% 2025	1,808	1,898
Fannie Mae 3.50% 2025	808	849
Fannie Mae 3.50% 2025	690	725
Fannie Mae 3.50% 2025	265	279
Fannie Mae 10.756% 20252	1,348	1,566
Fannie Mae 6.00% 2026	89	99
Fannie Mae 3.00% 20273	464,372	481,931
Fannie Mae 3.00% 20273	165,465	171,256
Fannie Mae 3.50% 20273	2,784	2,921
Fannie Mae 4.50% 20273	7,240	7,750
Fannie Mae 6.50% 2027	3,205	3,619
Fannie Mae 6.50% 2027	2,847	3,215
Fannie Mae 5.00% 2028	2,783	3,005
Fannie Mae 6.00% 2028	4,033	4,445
Fannie Mae 6.00% 2028	2,470	2,723
Fannie Mae 6.00% 2028	449	495
Fannie Mae 4.00% 2029	10,697	11,350
Fannie Mae 8.00% 2031	1,503	1,780
Fannie Mae 2.401% 20332	1,092	1,161
Fannie Mae 5.00% 2033	9,511	10,285
Fannie Mae 2.50% 20352	809	860
Fannie Mae 5.00% 2035	27,295	29,518
Fannie Mae 5.00% 2035	2,871	3,104
Fannie Mae 5.50% 2036	119	129
Fannie Mae 5.535% 20362	3,050	3,252
Fannie Mae 6.00% 2036	3,830	4,222
Fannie Mae 5.00% 2037	20,680	22,370
Fannie Mae 5.306% 20372	2,992	3,190
Fannie Mae 5.476% 20372	981	1,046
Fannie Mae 5.50% 2037	6,415	6,997
Fannie Mae 6.00% 2037	16,299	17,935
Fannie Mae 6.00% 2037	13,719	15,123
Fannie Mae 6.00% 2037	9,835	10,836
Fannie Mae 6.00% 2037	5,766	6,352
Fannie Mae 6.00% 2037	3,811	4,199
Fannie Mae 6.00% 2037	2,325	2,562
Fannie Mae 6.00% 2037	705	778
Fannie Mae 6.00% 2037	532	586
Fannie Mae 6.00% 2037	496	548
Fannie Mae 6.50% 2037	3,137	3,519
Fannie Mae 6.50% 2037	2,189	2,470
Fannie Mae 6.50% 2037	1,952	2,163
Fannie Mae 6.50% 2037	1,748	1,937
Fannie Mae 6.50% 2037	764	847
Fannie Mae 7.00% 2037	2,277	2,553
Fannie Mae 7.00% 2037	1,052	1,179
Fannie Mae 7.00% 2037	74	84
Fannie Mae 7.50% 2037	264	301
Fannie Mae 5.00% 2038	17,707	19,149
Fannie Mae 5.00% 2038	12,192	13,185
Fannie Mae 5.50% 2038	28,674	31,269
Fannie Mae 5.50% 2038	9,549	10,413
Fannie Mae 5.50% 2038	8,882	9,687
Fannie Mae 5.50% 2038	6,525	7,115
Fannie Mae 5.50% 2038	5,866	6,396
Fannie Mae 5.504% 20382	4,631	4,938
Fannie Mae 6.00% 2038	117,660	130,077
Fannie Mae 6.00% 2038	60,696	66,872
Fannie Mae 6.00% 2038	45,588	50,226
Fannie Mae 6.00% 2038	22,756	25,182
Fannie Mae 6.00% 2038	22,718	25,030
Fannie Mae 6.00% 2038	7,066	7,768
Fannie Mae 6.00% 2038	5,672	6,250
Fannie Mae 6.00% 2038	3,607	3,974
Fannie Mae 6.00% 2038	3,507	3,856
Fannie Mae 6.00% 2038	2,066	2,276
Fannie Mae 6.00% 2038	1,923	2,101
Fannie Mae 6.00% 2038	1,887	2,079
Fannie Mae 6.00% 2038	1,059	1,166
Fannie Mae 6.50% 2038	5,114	5,731
Fannie Mae 7.00% 2038	3,883	4,353
Fannie Mae 6.00% 2039	85,024	93,675
Fannie Mae 6.00% 2039	40,783	44,932
Fannie Mae 6.00% 2039	5,687	6,266
Fannie Mae 6.00% 2039	4,371	4,806
Fannie Mae 3.563% 20402	1,649	1,735
Fannie Mae 4.00% 2040	20,891	22,019
Fannie Mae 4.00% 2040	18,104	19,082
Fannie Mae 4.00% 2040	8,149	8,667
Fannie Mae 4.50% 2040	8,530	9,232
Fannie Mae 4.50% 2040	8,040	8,701
Fannie Mae 4.50% 2040	7,263	7,750
Fannie Mae 4.50% 2040	6,508	7,043
Fannie Mae 4.50% 2040	2,458	2,660
Fannie Mae 4.50% 2040	2,236	2,420
Fannie Mae 4.50% 2040	1,651	1,762
Fannie Mae 4.50% 2040	745	807
Fannie Mae 4.50% 2040	514	556
Fannie Mae 5.00% 2040	41,068	44,386
Fannie Mae 5.00% 2040	9,859	10,655
Fannie Mae 5.00% 2040	1,847	2,021
Fannie Mae 5.00% 2040	1,727	1,891
Fannie Mae 6.00% 2040	9,290	10,235
Fannie Mae 6.00% 2040	6,595	7,251
Fannie Mae 6.00% 2040	1,852	2,043
Fannie Mae 3.28% 20412	11,250	11,767
Fannie Mae 3.50% 2041	26,265	27,169
Fannie Mae 3.751% 20412	11,942	12,542
Fannie Mae 4.00% 2041	59,250	63,015
Fannie Mae 4.00% 2041	42,542	44,840
Fannie Mae 4.00% 2041	28,455	29,992
Fannie Mae 4.00% 2041	28,428	29,964
Fannie Mae 4.00% 2041	20,038	21,127
Fannie Mae 4.00% 2041	16,354	17,238
Fannie Mae 4.00% 2041	4,466	4,750
Fannie Mae 4.00% 2041	4,383	4,661
Fannie Mae 4.00% 2041	2,835	3,015
Fannie Mae 4.50% 2041	82,817	88,372
Fannie Mae 4.50% 2041	58,454	62,375
Fannie Mae 4.50% 2041	52,469	55,988
Fannie Mae 4.50% 2041	44,141	47,768
Fannie Mae 4.50% 2041	21,066	22,479
Fannie Mae 4.50% 2041	20,032	21,678
Fannie Mae 4.50% 2041	20,064	21,410
Fannie Mae 4.50% 2041	15,740	16,796
Fannie Mae 4.50% 2041	12,518	13,547
Fannie Mae 4.50% 2041	12,232	13,306
Fannie Mae 4.50% 2041	9,012	9,752
Fannie Mae 4.50% 2041	7,940	8,592
Fannie Mae 4.50% 2041	8,035	8,574
Fannie Mae 4.50% 2041	6,733	7,286
Fannie Mae 4.50% 2041	6,563	7,131
Fannie Mae 4.50% 2041	6,233	6,651
Fannie Mae 4.50% 2041	3,164	3,424
Fannie Mae 4.50% 2041	1,763	1,908
Fannie Mae 4.50% 2041	1,226	1,326
Fannie Mae 5.00% 2041	32,919	36,219
Fannie Mae 5.00% 2041	4,473	4,951
Fannie Mae 5.00% 2041	3,898	4,284
Fannie Mae 5.00% 2041	3,089	3,418
Fannie Mae 5.00% 2041	1,980	2,191
Fannie Mae 5.00% 2041	1,982	2,179
Fannie Mae 5.00% 2041	1,947	2,140
Fannie Mae 5.00% 2041	1,876	2,061
Fannie Mae 5.00% 2041	1,487	1,634
Fannie Mae 5.00% 2041	1,442	1,585
Fannie Mae 5.00% 2041	1,280	1,417
Fannie Mae 5.00% 2041	1,255	1,389
Fannie Mae 5.00% 2041	1,173	1,289
Fannie Mae 5.00% 2041	1,064	1,169
Fannie Mae 5.00% 2041	1,011	1,119
Fannie Mae 5.00% 2041	929	1,021
Fannie Mae 3.50% 20423	186,115	192,396
Fannie Mae 4.00% 20423	50,510	53,170
Fannie Mae 4.50% 20423	117,304	125,057
Fannie Mae 4.50% 2042	21,452	22,891
Fannie Mae 5.00% 20423	43,391	46,862
Fannie Mae 5.50% 20423	103,045	112,271
Fannie Mae 6.00% 20423	95,425	104,997
Fannie Mae 6.616% 20472	2,099	2,285
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	27,750	28,374
Fannie Mae, Series 2012-M2, Class A2, 2.717% 2022	4,325	4,354
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	989	1,012
Fannie Mae, Series 2001-4, Class NA, 11.485% 20252	634	712
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	660	743
Fannie Mae, Series 2001-20, Class E, 9.606% 20312	36	42
Fannie Mae, Series 2003-M2, Class D, 4.68% 20332	9,941	11,100
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	6,077	6,385
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	10,307	11,679
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	3,587	3,362
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036	3,070	2,745
Fannie Mae, Series 2006-65, Class PF, 0.524% 20362	3,999	3,989
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	660	748
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	4,334	4,784
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	2,820	3,174
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 20392	606	687
Freddie Mac 10.00% 2025	566	658
Freddie Mac 6.00% 2026	3,232	3,569
Freddie Mac 6.00% 2027	6,910	7,629
Freddie Mac 2.476% 20352	3,785	4,019
Freddie Mac 5.852% 20362	5,702	6,029
Freddie Mac 5.50% 2037	4,185	4,549
Freddie Mac 5.937% 20372	570	594
Freddie Mac 6.00% 2037	9,569	10,537
Freddie Mac 6.50% 2037	1,576	1,737
Freddie Mac 6.50% 2037	424	468
Freddie Mac 4.812% 20382	2,378	2,545
Freddie Mac 5.50% 2038	129,446	140,657
Freddie Mac 5.50% 2038	29,919	32,519
Freddie Mac 5.50% 2038	21,303	23,148
Freddie Mac 5.50% 2038	4,895	5,326
Freddie Mac 6.00% 2038	17,119	18,898
Freddie Mac 5.50% 2039	60,448	65,702
Freddie Mac 3.17% 20402	3,089	3,224
Freddie Mac 5.50% 2040	3,246	3,529
Freddie Mac 3.257% 20412	9,478	9,905
Freddie Mac 3.395% 20412	12,753	13,395
Freddie Mac 4.50% 2041	6,026	6,497
Freddie Mac 4.50% 2041	4,412	4,757
Freddie Mac 4.50% 2041	2,408	2,597
Freddie Mac 5.00% 2041	10,349	11,429
Freddie Mac 5.50% 2041	39,293	42,708
Freddie Mac 5.50% 20423	8,705	9,431
Freddie Mac 6.00% 20423	84,160	92,392
Freddie Mac, Series K003, Class A2, 3.607% 2014	6,125	6,364
Freddie Mac, Series 2356, Class GD, 6.00% 2016	1,521	1,633
Freddie Mac, Series K701, Class A2, 3.882% 20172	3,350	3,702
Freddie Mac, Series K705, Class A2, 2.303% 2018	2,112	2,155
Freddie Mac, Series K706, Class A2, 2.323% 2018	3,300	3,367
Freddie Mac, Series K704, Class A2, 2.412% 2018	3,225	3,313
Freddie Mac, Series K015, Class A1, 2.257% 2020	3,607	3,728
Freddie Mac, Series K009, Class A1, 2.757% 2020	1,913	2,014
Freddie Mac, Series K014, Class A1, 2.788% 2020	4,012	4,219
Freddie Mac, Series K013, Class A1, 2.902% 2020	4,133	4,398
Freddie Mac, Series K010, Class A1, 3.32% 20202	3,671	3,943
Freddie Mac, Series K011, Class A2, 4.084% 2020	4,200	4,699
Freddie Mac, Series 2289, Class NA, 11.574% 20202	316	358
Freddie Mac, Series 2289, Class NB, 10.906% 20222	96	105
Freddie Mac, Series 1567, Class A, 0.65% 20232	32	32
Freddie Mac, Series 2626, Class NG, 3.50% 2023	484	497
Freddie Mac, Series 1617, Class PM, 6.50% 2023	798	886
Freddie Mac, Series 2153, Class GG, 6.00% 2029	1,474	1,659
Freddie Mac, Series 3061, Class PN, 5.50% 2035	2,444	2,725
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	5,724	5,418
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	2,804	2,640
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	1,669	1,480
Freddie Mac, Series 3156, Class PF, 0.499% 20362	6,797	6,772
Freddie Mac, Series 3257, Class PA, 5.50% 2036	3,338	3,705
Freddie Mac, Series 3233, Class PA, 6.00% 2036	4,014	4,495
Freddie Mac, Series 3272, Class PA, 6.00% 2037	4,820	5,331
Government National Mortgage Assn. 10.00% 2019	380	441
Government National Mortgage Assn. 10.00% 2021	163	193
Government National Mortgage Assn. 3.50% 2025	10,838	11,628
Government National Mortgage Assn. 3.50% 2025	2,179	2,331
Government National Mortgage Assn. 3.50% 2025	795	851
Government National Mortgage Assn. 3.00% 2026	31,776	33,991
Government National Mortgage Assn. 6.00% 2033	1,215	1,369
Government National Mortgage Assn. 5.50% 2034	2,343	2,616
Government National Mortgage Assn. 6.00% 2034	1,521	1,713
Government National Mortgage Assn. 5.50% 2035	3,373	3,766
Government National Mortgage Assn. 6.00% 2035	1,672	1,883
Government National Mortgage Assn. 6.00% 2036	1,950	2,194
Government National Mortgage Assn. 6.00% 2037	3,249	3,654
Government National Mortgage Assn. 5.50% 2038	3,469	3,864
Government National Mortgage Assn. 6.00% 2038	2,936	3,305
Government National Mortgage Assn. 6.00% 2038	1,951	2,188
Government National Mortgage Assn. 6.50% 2038	1,934	2,217
Government National Mortgage Assn. 6.50% 2038	1,155	1,322
Government National Mortgage Assn. 3.50% 20392	7,544	7,941
Government National Mortgage Assn. 4.00% 2039	3,955	4,267
Government National Mortgage Assn. 4.50% 2039	12,774	13,988
Government National Mortgage Assn. 4.50% 2039	7,171	7,854
Government National Mortgage Assn. 5.00% 2039	7,638	8,445
Government National Mortgage Assn. 5.50% 2039	2,327	2,583
Government National Mortgage Assn. 5.50% 2039	1,175	1,305
Government National Mortgage Assn. 6.00% 2039	3,642	4,085
Government National Mortgage Assn. 6.00% 2039	2,720	3,050
Government National Mortgage Assn. 4.50% 2040	15,695	17,192
Government National Mortgage Assn. 4.50% 2040	4,349	4,761
Government National Mortgage Assn. 4.50% 2040	4,294	4,701
Government National Mortgage Assn. 5.00% 2040	17,063	18,838
Government National Mortgage Assn. 5.00% 2040	4,162	4,601
Government National Mortgage Assn. 5.00% 2040	2,186	2,417
Government National Mortgage Assn. 5.00% 2040	1,644	1,816
Government National Mortgage Assn. 5.00% 2040	1,479	1,633
Government National Mortgage Assn. 4.00% 2041	5,604	6,046
Government National Mortgage Assn. 4.00% 2041	4,735	5,109
Government National Mortgage Assn. 4.00% 2041	300	323
Government National Mortgage Assn. 6.50% 2041	9,249	10,589
Government National Mortgage Assn. 3.50% 20423	8,376	8,780
Government National Mortgage Assn. 3.50% 20423	5,000	5,242
Government National Mortgage Assn. 5.922% 2058	16,208	18,076
Government National Mortgage Assn. 6.172% 2058	625	672
Government National Mortgage Assn. 6.22% 2058	7,393	8,071
Government National Mortgage Assn., Series 2004-19, 5.00% 2031	4,976	5,043
Government National Mortgage Assn., Series 2003-116, Class JD, 5.00% 2032	10,000	10,799
Government National Mortgage Assn., Series 2003-46, 5.00% 2033	10,000	11,232
Government National Mortgage Assn., Series 2003, 6.116% 2058	4,262	4,755
Vendee Mortgage Trust, Series 2008-1, Class GD, 5.25% 2032	25,205	28,653
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033	19,690	20,892
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035	7,642	8,319
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20194	11,883	11,983
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.82% 20482,4	1,696	1,698
National Credit Union Administration, Series 2011-M1, Class A1, 0.274% 20132	2,431	2,431
National Credit Union Administration, Series 2010-R2, Class 1A, 0.633% 20172	1,202	1,204
National Credit Union Administration, Series 2011-R3, Class 1A, 0.657% 20202	2,331	2,336
National Credit Union Administration, Series 2011-R1, Class 1A, 0.713% 20202	1,263	1,267
		4,127,138

U.S. TREASURY BONDS & NOTES — 24.12%
U.S. Treasury 1.00% 2012	84,250	84,378
U.S. Treasury 1.375% 2012	136,235	137,390
U.S. Treasury 1.875% 2012	100	101
U.S. Treasury 2.00% 20125	17,100	17,250
U.S. Treasury 3.00% 20125	31,356	32,259
U.S. Treasury 0.125% 2013	7,200	7,178
U.S. Treasury 1.125% 2013	72,290	73,116
U.S. Treasury 3.125% 2013	26,500	27,633
U.S. Treasury 2.00% 20145	4,281	4,609
U.S. Treasury 2.375% 2014	33,750	35,479
U.S. Treasury 2.625% 2014	6,945	7,324
U.S. Treasury 1.75% 2015	18,300	19,058
U.S. Treasury 1.875% 2015	22,870	23,903
U.S. Treasury 2.125% 2015	52,250	55,276
U.S. Treasury 11.25% 2015	40,340	53,160
U.S. Treasury 0.125% 20165	7,403	7,881
U.S. Treasury 1.50% 2016	36,875	38,076
U.S. Treasury 2.00% 2016	48,100	50,665
U.S. Treasury 2.125% 2016	58,100	61,503
U.S. Treasury 2.375% 2016	22,590	24,157
U.S. Treasury 4.50% 2016	14,950	17,209
U.S. Treasury 5.125% 2016	3,000	3,551
U.S. Treasury 7.50% 2016	6,250	8,189
U.S. Treasury 2.50% 2017	64,000	69,149
U.S. Treasury 3.00% 2017	23,000	25,389
U.S. Treasury 3.25% 2017	42,020	46,944
U.S. Treasury 4.625% 2017	28,500	33,701
U.S. Treasury 8.875% 2017	23,250	33,104
U.S. Treasury 3.50% 2018	50,510	57,485
U.S. Treasury 1.25% 2019	14,800	14,683
U.S. Treasury 2.125% 20195	11,616	14,100
U.S. Treasury 8.75% 2020	46,950	73,594
U.S. Treasury 0.625% 20215	15,731	17,311
U.S. Treasury 3.125% 2021	50,845	56,462
U.S. Treasury 8.00% 2021	3,800	5,896
U.S. Treasury 0.125% 20225	59,999	62,579
U.S. Treasury 6.00% 2026	27,500	39,076
U.S. Treasury 6.25% 2030	3,080	4,664
U.S. Treasury 5.00% 2037	3,300	4,507
U.S. Treasury 4.375% 2039	82,300	103,398
U.S. Treasury 3.875% 2040	17,500	20,278
U.S. Treasury 4.625% 2040	70,810	92,475
U.S. Treasury 2.125% 20415	309	429
U.S. Treasury 3.125% 2041	8,500	8,566
U.S. Treasury 3.75% 2041	42,325	47,999
U.S. Treasury 4.375% 2041	5,900	7,427
U.S. Treasury 4.75% 2041	68,500	91,319
		1,719,880

FEDERAL AGENCY BONDS & NOTES — 9.35%
Federal Home Loan Bank 0.875% 2012	48,750	48,923
Federal Home Loan Bank 1.75% 2012	57,605	58,054
Federal Home Loan Bank 1.625% 2013	19,500	19,828
Federal Home Loan Bank 3.625% 2013	10,000	10,541
Federal Home Loan Bank 2.375% 2014	16,500	17,172
Federal Home Loan Bank 4.125% 2020	15,125	17,703
Fannie Mae 6.125% 2012	10,000	10,027
Fannie Mae 0.75% 2013	67,575	68,107
Fannie Mae 1.00% 2013	75,250	76,079
Fannie Mae 3.00% 2014	4,500	4,789
Freddie Mac 1.125% 2012	35,700	35,839
Freddie Mac 2.50% 2014	13,000	13,583
Freddie Mac 3.00% 2014	22,750	24,149
Freddie Mac 1.75% 2015	33,375	34,664
Freddie Mac 2.375% 2022	15,000	15,049
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.625% 2014	33,225	34,228
Tennessee Valley Authority, Series A, 3.875% 2021	4,200	4,768
Tennessee Valley Authority, 4.65% 2035	3,930	4,455
Tennessee Valley Authority 5.88% 2036	2,750	3,712
Tennessee Valley Authority 5.25% 2039	11,000	13,772
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,300	3,928
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	10,000	10,055
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	17,500	17,511
United States Agency for International Development, Republic of Egypt 4.45% 2015	19,000	21,165
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	5,000	6,388
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	9,000	9,062
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.25% 2012	12,450	12,640
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	20,500	20,637
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	15,000	15,085
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 20161	2,879	3,133
Small Business Administration, Series 2001-20K, 5.34% 20211	1,239	1,357
Small Business Administration, Series 2001-20J, 5.76% 20211	603	664
Small Business Administration, Series 2001-20F, 6.44% 20211	1,667	1,854
Small Business Administration, Series 2003-20B, 4.84% 20231	4,798	5,246
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 2.15% 2012	10,000	10,033
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	10,000	10,006
Western Corp. 1.75% 2012	2,800	2,829
		667,035

ASSET-BACKED OBLIGATIONS1 — 0.02%
PE Environmental Funding LLC, Series 2007-A, Class A-1, 4.982% 2016	835	874
Oncor Electric Delivery Transition Bond Co. LLC, Series 2003-1, Class A-3, 4.95% 2015	447	459
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	242	243
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	187	189
		1,765

Total bonds & notes (cost: $6,299,756,000)		6,515,818

	Principal amount	Value
Short-term securities — 28.92%	(000)	(000)

Freddie Mac 0.04%–0.18% due 3/5–12/18/2012	$734,694	$734,279
Fannie Mae 0.04%–0.14% due 3/2–11/14/2012	462,304	462,048
Federal Home Loan Bank 0.05%–0.15% due 3/23–12/20/2012	419,300	419,064
U.S. Treasury Bills 0.02%–0.135% due 5/10–8/23/2012	302,000	301,889
General Electric Co. 0.07% due 3/1/2012	43,300	43,300
General Electric Capital Corp. 0.10% due 3/12/2012	26,300	26,299
Federal Farm Credit Banks 0.09%–0.10% due 4/10–9/6/2012	55,800	55,764
Paccar Financial Corp. 0.09% due 3/12/2012	20,000	19,999

Total short-term securities (cost: $2,062,878,000)		2,062,642

Total investment securities (cost: $8,362,634,000)		8,578,460
Other assets less liabilities		(1,445,737)

Net assets		$7,132,723

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.
3A portion or all of the security purchased on a TBA basis.
4Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,681,000, which represented .19% of the net assets of the fund.
5Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation

TBA = To be announced

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-922-0412O-S29446

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By /s/ Thomas H. Hogh
Thomas H. Hogh, President and Principal Executive Officer

Date: April 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Thomas H. Hogh
Thomas H. Hogh, President and Principal Executive Officer

Date: April 30, 2012

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: April 30, 2012